Average Annual Total Returns - FidelityTotalBondFund-AMCIZPRO - FidelityTotalBondFund-AMCIZPRO - Fidelity Total Bond Fund	Oct. 30, 2023
Fidelity Advisor Total Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(16.63%)
Past 5 years	(0.36%)
Past 10 years	1.05%
Fidelity Advisor Total Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.60%)
Past 5 years	(1.56%)
Past 10 years	(0.18%)
Fidelity Advisor Total Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.83%)
Past 5 years	(0.71%)
Past 10 years	0.31%
Fidelity Advisor Total Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(14.66%)
Past 5 years	(0.31%)
Past 10 years	0.87%
Fidelity Advisor Total Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(16.66%)
Past 5 years	(0.37%)
Past 10 years	1.05%
Fidelity Advisor Total Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.89%)
Past 5 years	0.70%
Past 10 years	1.72%
Fidelity Advisor Total Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(12.84%)
Past 5 years	0.84%
Since Inception	1.75%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
LB091
Average Annual Return:
Past 1 year	(12.99%)
Past 5 years	0.18%
Past 10 years	1.33%

[1]	AFrom December 22, 2014.